EMPLOYEE BENEFITS OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Schedule of employee benefits obligations

	2021	2020
	RMB’000	RMB’000
Employee benefits obligations	22,761	24,487
Less: current portion included in accruals and other payables (Note 28)	(22,761)	(24,487)

	—	—

Schedule of movement of employee benefits obligations

	2020	2021
	RMB’000	RMB’000
At January 1	26,345	24,487
Additions	—	—
Payments	(1,858)	(1,726)

At December 31	24,487	22,761